Document And Entity Information	9 Months Ended
Sep. 30, 2023
Document Information Line Items
Entity Registrant Name	REMSLEEP HOLDINGS, INC.
Document Type	S-1
Amendment Flag	false
Entity Central Index Key	0001412126
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Entity Incorporation, State or Country Code	NV